Loans and Allowance for Credit Losses - Loans Charged-off (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2025	$ 54	$ 160	$ 168
Originated in 2024	239	182	282
Originated in 2023	180	288	188
Originated in 2022	207	73	65
Originated in 2021	62	34	65
Originated prior to 2021	95	90	238
Revolving	1,856	1,786	1,257
Revolving converted to term			28
Total charge-offs	2,693	2,613	2,291
Commercial | Commercial
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2025	46	30	48
Originated in 2024	151	84	63
Originated in 2023	60	178	30
Originated in 2022	58	32	17
Originated in 2021	17	12	15
Originated prior to 2021	44	41	53
Revolving	294	275	163
Revolving converted to term			0
Total charge-offs	670	652	389
Commercial | Commercial real estate
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2025	0	117	63
Originated in 2024	44	51	88
Originated in 2023	55	55	69
Originated in 2022	99	1	2
Originated in 2021	1	1	3
Originated prior to 2021	5	4	56
Revolving	6	0	0
Revolving converted to term			0
Total charge-offs	210	229	281
Charge-offs related to uncollectible amounts on acquired loans			91
Consumer | Residential mortgages
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2025	0	0	0
Originated in 2024	0	0	1
Originated in 2023	0	3	6
Originated in 2022	2	0	8
Originated in 2021	1	0	16
Originated prior to 2021	12	10	98
Revolving	0	0	0
Revolving converted to term			0
Total charge-offs	15	13	129
Charge-offs related to balance sheet repositioning and capital management actions			117
Consumer | Credit card
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2025	0	0	0
Originated in 2024	0	0	0
Originated in 2023	0	0	0
Originated in 2022	0	0	0
Originated in 2021	0	0	0
Originated prior to 2021	0	0	0
Revolving	1,461	1,406	1,014
Revolving converted to term			0
Total charge-offs	1,461	1,406	1,014
Consumer | Other retail
Financing Receivable, Credit Quality Indicator [Line Items]
Originated in 2025	8	13	57
Originated in 2024	44	47	130
Originated in 2023	65	52	83
Originated in 2022	48	40	38
Originated in 2021	43	21	31
Originated prior to 2021	34	35	31
Revolving	95	105	80
Revolving converted to term			28
Total charge-offs	$ 337	$ 313	478
Charge-offs related to balance sheet repositioning and capital management actions			$ 192